JPMorgan U.S. Value Fund

(formerly known as JPMorgan Growth and Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.1%
Aerospace & Defense — 3.5%
General Dynamics Corp.	84	15,205
Northrop Grumman Corp.	42	13,632
Raytheon Technologies Corp.	227	17,503

		46,340

Airlines — 0.9%
Southwest Airlines Co.*	190	11,575

Banks — 11.8%
Bank of America Corp.	759	29,354
Citigroup, Inc.	427	31,093
Citizens Financial Group, Inc.	143	6,295
M&T Bank Corp.	56	8,508
PNC Financial Services Group, Inc. (The)	102	17,804
Truist Financial Corp.	387	22,543
US Bancorp	186	10,311
Wells Fargo & Co.	778	30,397

		156,305

Beverages — 0.5%
PepsiCo, Inc.	46	6,571

Biotechnology — 2.0%
AbbVie, Inc.	114	12,319
Amgen, Inc.	27	6,597
Biogen, Inc. *	9	2,464
Vertex Pharmaceuticals, Inc. *	25	5,265

		26,645

Building Products — 0.9%
Trane Technologies plc	72	11,868

Capital Markets — 8.2%
BlackRock, Inc.	40	30,478
Charles Schwab Corp. (The)	221	14,374
Goldman Sachs Group, Inc. (The)	49	16,083
Morgan Stanley	293	22,774
S&P Global, Inc.	24	8,363
T. Rowe Price Group, Inc.	97	16,656

		108,728

Chemicals — 3.0%
Air Products and Chemicals, Inc.	55	15,520
Axalta Coating Systems Ltd. *	648	19,159
DuPont de Nemours, Inc.	63	4,853

		39,532

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	95	9,479

Construction Materials — 0.8%
Vulcan Materials Co.	65	10,916

Consumer Finance — 2.1%
American Express Co.	97	13,788
Capital One Financial Corp.	109	13,809

		27,597

Containers & Packaging — 0.3%
Ball Corp.	53	4,517

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	100	25,470

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	187	10,887

Electric Utilities — 1.8%
Entergy Corp.	48	4,740
NextEra Energy, Inc.	152	11,458
Xcel Energy, Inc.	112	7,470

		23,668

Electrical Equipment — 1.2%
Eaton Corp. plc	112	15,477

Entertainment — 0.8%
Walt Disney Co. (The) *	57	10,574

Equity Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	23	4,328
Ventas, Inc.	124	6,597
Vornado Realty Trust	86	3,910

		14,835

Food & Staples Retailing — 0.9%
Walmart, Inc.	88	11,946

Food Products — 0.8%
Mondelez International, Inc., Class A	187	10,937

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co.	49	11,838
Medtronic plc	165	19,449

		31,287

Health Care Providers & Services — 3.4%
Anthem, Inc.	17	6,260
Cigna Corp.	66	16,014
Humana, Inc.	11	4,557
UnitedHealth Group, Inc.	50	18,748

		45,579

Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp. *	181	10,967
McDonald’s Corp.	54	12,063

		23,030

Household Durables — 0.4%
Newell Brands, Inc.	220	5,903

Household Products — 1.0%
Colgate-Palmolive Co.	160	12,640

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	19	4,087

Insurance — 4.1%
Chubb Ltd.	76	12,001
Hartford Financial Services Group, Inc. (The)	233	15,550

JPMorgan U.S. Value Fund

(formerly known as JPMorgan Growth and Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Loews Corp.	107	5,503
Marsh & McLennan Cos., Inc.	52	6,303
MetLife, Inc.	173	10,541
Prudential Financial, Inc.	48	4,408

		54,306

Interactive Media & Services — 2.0%
Alphabet, Inc., Class C *	13	26,431

Internet & Direct Marketing Retail — 1.0%
Booking Holdings, Inc. *	3	7,546
Expedia Group, Inc. *	32	5,534

		13,080

IT Services — 1.4%
Fidelity National Information Services, Inc.	69	9,698
International Business Machines Corp.	66	8,812

		18,510

Machinery — 4.0%
Dover Corp.	140	19,163
Parker-Hannifin Corp.	70	22,139
Stanley Black & Decker, Inc.	60	11,929

		53,231

Media — 2.0%
Comcast Corp., Class A	482	26,105

Multiline Retail — 0.3%
Dollar General Corp.	17	3,404

Multi-Utilities — 1.5%
CMS Energy Corp.	246	15,073
Public Service Enterprise Group, Inc.	76	4,550

		19,623

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	164	17,208
ConocoPhillips	438	23,194
EOG Resources, Inc.	253	18,337
Phillips 66	36	2,973
Valero Energy Corp.	80	5,708

		67,420

Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	356	22,469
Eli Lilly and Co.	72	13,368
Johnson & Johnson	119	19,629
Merck & Co., Inc.	103	7,964
Pfizer, Inc.	181	6,573

		70,003

Road & Rail — 1.9%
CSX Corp.	123	11,885
Kansas City Southern	51	13,417

		25,302

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	147	22,858
Lam Research Corp.	9	5,429
NXP Semiconductors NV (Netherlands)	76	15,284
Texas Instruments, Inc.	135	25,564

		69,135

Software — 1.6%
Microsoft Corp.	92	21,579

Specialty Retail — 5.6%
AutoZone, Inc. *	10	13,759
Gap, Inc. (The) *	189	5,637
Home Depot, Inc. (The)	67	20,427
Lowe’s Cos., Inc.	75	14,299
O’Reilly Automotive, Inc. *	8	4,109
TJX Cos., Inc. (The)	233	15,417

		73,648

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	60	7,294

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	108	14,331

Tobacco — 1.3%
Philip Morris International, Inc.	199	17,636

TOTAL COMMON STOCKS (Cost $835,405)		1,287,431

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b) (Cost $38,977)	38,958	38,977

Total Investments — 100.0% (Cost $874,382)		1,326,408
Other Assets Less Liabilities — 0.0% (c)		563

Net Assets — 100.0%		1,326,971

Percentages indicated are based on net assets.

JPMorgan U.S. Value Fund

(formerly known as JPMorgan Growth and Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan U.S. Value Fund

(formerly known as JPMorgan Growth and Income Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,326,408	$—	$—	$1,326,408

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$25,234	$365,638	$351,884	$7	$(18)	$38,977	38,958	$32	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.